Financial Risk Management - Loans and Advances Past Due but not Impaired by Geography and Industry (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	¥ 85,129,070	¥ 95,273,845
Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	85,859,927	96,190,726
Gross carrying amount [member] | Domestic [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	57,830,627	68,020,094
Gross carrying amount [member] | Domestic [member] | Manufacturing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	7,961,620	9,578,147
Gross carrying amount [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	145,957	174,021
Gross carrying amount [member] | Domestic [member] | Construction [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	947,765	1,151,989
Gross carrying amount [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	5,424,054	5,365,225
Gross carrying amount [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	5,288,767	5,721,005
Gross carrying amount [member] | Domestic [member] | Finance and insurance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	2,777,862	2,844,546
Gross carrying amount [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	9,017,664	10,101,846
Gross carrying amount [member] | Domestic [member] | Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	4,255,228	4,885,247
Gross carrying amount [member] | Domestic [member] | Lease financing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	14,629	2,706,641
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	16,363,489	19,096,755
Gross carrying amount [member] | Domestic [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	4,633,306	5,178,461
Gross carrying amount [member] | Foreign [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	28,029,300	28,170,632
Gross carrying amount [member] | Foreign [member] | Financial institutions [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	4,496,646	4,588,001
Gross carrying amount [member] | Foreign [member] | Commerce and industry [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	21,023,885	21,041,905
Gross carrying amount [member] | Foreign [member] | Lease financing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	357,660	404,658
Gross carrying amount [member] | Foreign [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	1,779,101	1,836,322
Gross carrying amount [member] | Past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	124,724	136,904
Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	75,267	93,214
Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Manufacturing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	526	858
Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances		8
Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Construction [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	62	568
Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	45	614
Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Wholesale and retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	2,579	7,016
Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Finance and insurance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	141	114
Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	117	1,052
Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	245	1,939
Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Lease financing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances		620
Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Consumer [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	68,696	76,277
Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	2,856	4,148
Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	49,457	43,690
Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Financial institutions [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	13,647	4,569
Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Commerce and industry [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	31,081	35,385
Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	4,729	3,736
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	90,114	76,196
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	60,956	54,735
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Manufacturing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	476	701
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances		8
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Construction [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	1	423
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	45	612
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Wholesale and retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	2,240	5,436
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Finance and insurance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	65	59
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	73	832
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	245	1,421
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Lease financing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances		523
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Consumer [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	55,020	41,103
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	2,791	3,617
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	29,158	21,461
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Financial institutions [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	11,934	2,313
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Commerce and industry [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	14,822	17,326
Not later than one month [member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	2,402	1,822
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	15,386	24,647
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	10,840	14,702
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Manufacturing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	50	153
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Construction [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	10	118
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances		2
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Wholesale and retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	318	1,345
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Finance and insurance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	76	55
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	44	164
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances		306
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Lease financing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances		51
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Consumer [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	10,298	12,508
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	44
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	4,546	9,945
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Financial institutions [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	165	234
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Commerce and industry [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	2,705	8,418
Past due 1-2 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	1,676	1,293
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	19,224	36,061
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	3,471	23,777
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Manufacturing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances		4
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Construction [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	51	27
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Wholesale and retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	21	235
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances		56
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances		212
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Lease financing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances		46
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Consumer [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	3,378	22,666
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Domestic [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	21	531
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	15,753	12,284
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Financial institutions [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	1,548	2,022
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Commerce and industry [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	13,554	9,641
Past due 2-3 months [Member] | Gross carrying amount [member] | Past due but not impaired [Member] | Foreign [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	¥ 651	¥ 621